Indebtedness (Schedule Of Collateral Coverage Tests) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
10.5% Senior Secured Notes Due 2012
Debt Instrument [Line Items]
LTV Requirement		43%; failure to meet collateral test requires posting of additional collateral
LTV as of Last Measurement Date	47.50%	47.50%
Number of aircraft collateralized	143	143
7.50% Senior Secured Notes Due 2016
Debt Instrument [Line Items]
LTV Requirement		1.5x Collateral valuation to amount of debt outstanding (67% LTV); failure to meet collateral test results in American paying 2% additional interest until the ratio is at least 1.5x; additional collateral can be posted to meet this requirement
Collateral Description		Generally, certain route authorities, take-off and landing slots, and rights to airport facilities used by American to operate certain services between the U.S. and London Heathrow, Tokyo Narita/Haneda, and China
LTV as of Last Measurement Date		38.80%
Senior Secured Notes
Debt Instrument [Line Items]
LTV Requirement	1.5x Collateral valuation to amount of debt outstanding (67% LTV); failure to meet collateral test results in American paying 2% additional interest until the ratio is at least 1.5x; additional collateral can be posted to meet this requirement
Collateral Description	Generally, certain route authorities, take-off and landing slots, and rights to airport facilities used by American to operate certain services between the U.S. and London Heathrow, Tokyo Narita/Haneda, and China
LTV as of Last Measurement Date	38.80%
MD-80 | 10.5% Senior Secured Notes Due 2012
Debt Instrument [Line Items]
Number of aircraft collateralized	74	74
B757-200 | 10.5% Senior Secured Notes Due 2012
Debt Instrument [Line Items]
Number of aircraft collateralized	41	41
B767-200ER | 10.5% Senior Secured Notes Due 2012
Debt Instrument [Line Items]
Number of aircraft collateralized	3	3
B767-300ER | 10.5% Senior Secured Notes Due 2012
Debt Instrument [Line Items]
Number of aircraft collateralized	25	25